Schedule of authorized shares (Details) - shares	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Number of shares authorized	523,159,375	523,159,375
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	500,000,000	500,000,000
Ordinary shares class A [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	10,000,000	10,000,000
Ordinary shares class F [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	3,159,375	3,159,375
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	10,000,000	10,000,000